Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	17,189,737	12,450,187	11,139,667
Common stock, shares outstanding	17,188,929	12,449,379	11,138,859
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		25,000,000	25,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Treasury shares at cost	808	808	808